-------------------

FORWARD FUNDS, INC.
-------------------

The Global Fund
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)

                                                          Value
      Shares                                            (Note 2)
      ------                                            --------

U.S. COMMON STOCKS - 42.66%

                Aerospace / Airlines - 0.64%
        200     AMR Corp.* ........................    $  16,650
      4,200     Boeing Co. ........................      187,163
      2,000     Delta Air Lines, Inc. .............      258,500
      2,600     Gulfstream Aerospace Corp.* .......      120,900
        900     Nichols Research Corp.* ...........       24,581
        100     Northwest Airlines Corp, Class A* .        3,856
        400     Raytheon Co., Class B* ............       23,650
                                                       ---------
                                                         635,300
                                                       ---------
                Agriculture - 0.12%
      1,300     Agco Corp. ........................       26,731
        200     Delta and Pine Land Co. ...........        8,900
      2,200     Scotts Company (The), Class A* ....       81,950
                                                       ---------
                                                         117,581
                                                       ---------

                Auto Repair / Auto Parts - 0.68%
        600     Arvin Industries, Inc. ............       21,788
      2,500     Eaton Corp. .......................      194,375
      2,600     Federal Mogul Corp. ...............      175,500
      3,200     Mascotech, Inc. ...................       76,800
      1,400     SPX Corp. .........................       90,125
      1,400     Standard Products Co. .............       39,375
        900     Tenneco, Inc. .....................       34,256
        800     TRW, Inc. .........................       43,700
                                                       ---------
                                                         675,919
                                                       ---------
                Basic Materials - 1.07%
      1,100     ACX Technologies, Inc.* ...........       23,925
      2,500     AK Steel Holding Corp. ............       44,688
        300     Aluminum Company of America .......       19,781
      2,300     Carbide/Graphite Group* ...........       63,969
      1,000     Carlisle Cos., Inc. ...............       43,188
        700     Century Aluminum Co. ..............       10,325
      1,300     Champion International Corp. ......       63,944
      4,200     Commonwealth Industries, Inc. .....       42,000
      3,100     Hanna (M.A.) Co. ..................       56,769
      2,500     Jefferson Smurfit Corp.* ..........       39,297
        200     Maverick Tube Corp.* ..............        2,325
        500     Minnesota Mining & Manufacturing Co.      41,094
        700     RMI Titanium Co.* .................       15,925
        750     Shorewood Packaging Corp. .........       11,906
      5,900     Timken Co. ........................      181,794
      2,000     Vulcan Materials Co. ..............      213,375
      5,900     Willamette Industries, Inc. .......      188,800
                                                       ---------
                                                       1,063,105
                                                       ---------
                Business Services - 0.54%
      2,100     America Online, Inc.* .............      222,600
      2,000     Caribiner International, Inc.* ....       35,000
      2,000     Donnelley (R.R.) & Sons, Inc. .....       91,500
      2,200     FirstMerit Corp. ..................       64,075
        200     G & K Services, Inc. ..............        8,725
        600     Metromedia International Group, Inc.*      7,163
      1,700     Ogden Corp. .......................       47,069
      1,900     Superior Services, Inc.* ..........       57,119
                                                       ---------
                                                         533,251
                                                       ---------
                Chemicals and Drugs - 4.08%
      2,800     Abbott Laboratories ...............      114,450
      2,000     Albemarle Corp. ...................       44,125
      8,600     American Home Products Corp. ......      445,050
        500     Bausch & Lomb, Inc. ...............       25,063
      3,700     Beckman Coulter, Inc. .............      215,525
        900     Becton Dickinson & Co. ............       69,863
      4,100     Bristol-Myers Squibb Co. ..........      471,244
      1,000     Cambrex Corp. .....................       26,250
      4,800     duPont (E.I.) deNemours & Co. .....      358,200
      2,400     Engelhard Corp. ...................       48,600
      3,100     Forest Labs, Inc.* ................      110,825
        100     FMC Corp.* ........................        6,819
      7,000     Ferro Corp. .......................      177,188
      2,300     General Chemical Group, Inc. ......       63,825
     11,100     Ivax Corp. ........................      102,675
        200     MacDermid, Inc.* ..................        5,650
      5,600     Mallinckrodt, Inc. ................      166,250
      4,700     Merck & Co., Inc. .................      628,625
        100     Owens & Minor, Inc. ...............        1,000
        100     Pharmacia & Upjohn, Inc. ..........        4,613
     10,300     Philip Morris Cos., Inc. ..........      405,563
      3,500     Regeneron Pharmaceutical Co.* .....       32,266
      3,800     Roberts Pharmaceutical Corp.* .....       87,400
      3,700     Schering-Plough Corp. .............      339,013
        100     SEQUUS Pharmaceuticals, Inc. ......        1,138
      3,100     Solutia, Inc. .....................       88,931
      1,100     Vivus, Inc.* ......................        6,634
                                                       ---------
                                                       4,046,785
                                                       ---------
                Construction - 0.16%
        900     Centex Construction Products, Inc.        34,650
        800     Foster Wheeler Corp. ..............       17,150
        200     Giant Cement Holding, Inc.* .......        5,725
        500     Lennar Corp. ......................       14,750
        300     Martin Marietta Materials, Inc. ...       13,500
        200     Masco Corp. .......................       12,100
      1,500     Republic Group, Inc. ..............       31,500
        500     USG Corp.* ........................       27,063
                                                       ---------
                                                         156,438
                                                       ---------
                Consumer Cyclical - 4.06%
      2,800     Advo, Inc.* .......................       78,925
      2,500     Anheuser- Busch Cos, Inc. .........      117,969
        200     Archer- Daniels-Midland Co. .......        3,875
      2,800     Best Buy Co., Inc.* ...............      101,150
        200     Bestfoods .........................       11,613
        300     Chiquita Brands International, Inc.        4,219



                      See Notes to Financial Statements.

-------------------

FORWARD FUNDS, INC.
-------------------

The Global Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)



                                                          Value
      Shares                                            (Note 2)
      ------                                            --------

                Consumer Cyclical (continued)
      2,700     Chrysler Corp. ......................  $ 152,213
      7,600     Coca Cola Co. .......................    649,800
      2,700     Coca Cola Entrerprises, Inc. ........    105,975
      2,600     Conagra, Inc. .......................     82,388
        200     Coors (Adolph) Class B ..............      6,800
      6,200     Darden Restaurants, Inc. ............     98,425
      1,000     Dean Foods, Inc. ....................     54,938
      2,900     Earthgrains Co. .....................    162,038
      3,500     Ford Motor Co. ......................    206,500
      1,000     General Motors Corp. ................     66,813
      1,000     Hannaford Brothers Co. ..............     44,000
        800     Herbalife International, Inc. Class A     19,700
      1,400     Hormel Foods Corp. ..................     48,388
      2,000     Interstate Bakeries Corp. ...........     66,375
      5,700     McCormick & Co. .....................    203,597
      1,700     McDonald's Corp. ....................    117,300
      4,800     NPC International, Inc.* ............     58,800
        200     Outback Steakhouse, Inc.* ...........      7,800
      6,900     PepsiCo, Inc. .......................    284,194
      8,100     Procter & Gamble Co. ................    737,606
      4,500     Ralcorp Holdings, Inc.* .............     84,938
        700     Richfood Holdings Co.* ..............     14,481
      7,200     Ryan Family Steak Houses, Inc.* .....     73,800
      3,500     Sara Lee Corp. ......................    195,781
      2,100     Supervalu, Inc. .....................     93,188
      2,700     Triarc Cos. Class A* ................     59,231
        500     Tricon Global Restaurants, Inc.* ....     15,844
                                                      ----------
                                                       4,028,664
                                                      ----------
                Consumer Products - 0.90%
        100     Clairborne (Liz), Inc. ..............      5,225
      1,900     Colgate- Palmolive Co. ..............    167,200
      1,100     Fruit of the Loom, Inc.* ............     36,575
      3,000     Galey & Lord, Inc.* .................     44,625
      5,400     Gillette Co. ........................    306,113
      1,600     Libbey, Inc. ........................     61,300
        300     Mattel, Inc. ........................     12,694
        600     Nimbus CD International, Inc.* ......      6,825
      3,000     Polaroid Corp. ......................    106,688
      2,500     Standard Register Co. ...............     88,594
        200     Trans World Entertaiment Corp.* .....      8,625
      1,400     Unifi, Inc...........................     47,950
                                                      ----------
                                                         892,414
                                                      ----------
                Durable Goods - 0.74%
      1,600     Alliant Techsystems, Inc.* ..........    101,200
        600     AvNet, Inc. .........................     32,813
      3,900     Caterpillar, Inc. ...................    206,213
      1,200     Cellstar Corp.* .....................     15,525
      2,600     Corning, Inc. .......................     90,350
        400     Grainger (W.W.), Inc. ...............     19,925
      4,300     Maytag, Corp. .......................    212,313
      1,200     Oakwood Homes Corp. .................     36,000
        550     Sonoco Products Co. .................     16,638
                                                      ----------
                                                         730,977
                                                      ----------
                Electronics - 0.79%
        100     American Power Conversion Corp.* ....      3,000
      1,300     Dallas Semiconductor Corp. ..........     40,300
      2,700     Deere & Co. .........................    142,763
      2,500     Dominion Resources, Inc. ............    101,875
        450     Dynatech Corp. ......................      1,406
        500     Electronic Measure Instrument Corp. .     12,156
        700     Jabil Circuit, Inc.* ................     23,144
      3,000     Magnetek, Inc.* .....................     47,250
        700     Oak Industries, Inc.* ...............     24,763
        500     Parker Hannifin Corp. ...............     19,063
     10,900     Pioneer Standard Electronics, Inc. ..    104,913
      1,600     Plexus Corp.* .......................     31,800
        300     Solectron Corp.* ....................     12,619
      3,700     Tektronix, Inc. .....................    130,888
      1,000     UCAR International, Inc.* ...........     29,188
        700     Unitrode Corp.* .....................      8,050
        200     Vicor Corp.* ........................      2,775
      2,200     Vishay Interntechnology, Inc.* ......     39,463
        400     VLSI Technology, Inc.* ..............      6,713
                                                      ----------
                                                         782,129
                                                      ----------
                Energy - 2.28%
        300     Atlantic Richfield Co. ..............     23,438
        900     Atwood Oceanics, Inc.* ..............     35,831
        600     Belco Oil & Gas, Inc.* ..............      5,250
      2,300     Berry Petroleum Co., Class A ........     29,900
      1,700     Cliffs Drilling Company* ............     55,781
      3,000     Comstock Resources, Inc.* ...........     22,313
      3,000     Ensco International, Inc. ...........     52,125
      8,800     Exxon Corp. .........................    627,550
        300     Global Marine, Inc.* ................      5,606
      1,500     Marine Drilling Cos.* ...............     24,000
      5,000     Mobil Corp. .........................    383,125
      2,500     Nabors Industries, Inc .* ...........     49,531
      1,200     Noble Affiliates, Inc. ..............     45,600
      1,600     Rowan Companies* ....................     31,100
      5,000     Sun Co., Inc. .......................    194,063
      2,300     Swift Energy Co.* ...................     36,656
      5,400     Texaco, Inc. ........................    322,313
      1,300     Tidewater, Inc. .....................     42,900
      1,900     Tosco Corp. .........................     55,813
      5,000     Vastar Resources, Inc. ..............    218,438
                                                      ----------
                                                       2,261,333
                                                      ----------
                Finance - 7.92%
        600     Acceptance Insurance Cos., Inc.* ....     14,738
        600     Alfa Corp. ..........................     12,450
      1,300     Allstate Corp. ......................    119,031
        400     Ambac Financial Group, Inc. .........     23,400
      1,200     American Express Co. ................    136,800
      1,100     American Financial Group, Inc. ......     47,644
      4,500     American General Corp. ..............    320,344
      4,200     American International Group ........    613,200
      1,300     AMRESCO, Inc.* ......................     37,863
      1,217     Associates First Capital Corp. ......     93,584


                      See Notes to Financial Statements.

-------------------

FORWARD FUNDS, INC.
-------------------

The Global Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                                          Value
      Shares                                            (Note 2)
      ------                                            --------

                Finance (continued)
      3,500     BankAmerica Corp. ...................  $ 302,531
      4,800     Banc One Corp. ......................    267,900
      1,200     Bankers Trust Corp. .................    139,275
        300     Capital One Financial Corp. .........     37,256
        600     Charter One Financial, Inc. .........     20,213
      6,600     Chase Manhattan Corp. ...............    498,300
      1,500     CIGNA Corp. .........................    103,500
      2,900     Citicorp ............................    432,825
      1,500     Conseco Inc .........................     70,125
        300     Corus Bankshares, Inc. ..............     12,075
      2,400     Delta Financial Corp.* ..............     44,100
        600     Equifax, Inc. .......................     21,788
      2,900     Fannie Mae ..........................    176,175
        800     First Chicago NBD Corp. .............     70,900
      4,200     First Union Corp. ...................    244,650
        700     FIRSTPLUS Financial Group, Inc.* ....     26,425
        800     Fleet Financial Group, Inc. .........     66,800
        700     Franklin Resources, Inc. ............     37,800
        600     Freddie Mac .........................     28,238
        200     Gallagher (Arthur J.) & Co. .........      8,950
        300     General Re Corp. ....................     76,875
      1,900     Green Tree Financial Corp. ..........     81,344
        300     Hartford Financial Services Group,
                 Inc. ...............................     34,313
        900     IMC Mortgage Co.* ...................      9,506
        200     Insignia Financial Group, Inc.* .....      4,900
        500     John Alden Financial Corp.* .........     11,000
      3,800     Long Beach Financial Corp. ..........     41,800
        500     Magna Group, Inc. ...................     28,250
      1,500     Marsh & Mclennan Cos. ...............     90,656
      2,500     Merrill Lynch & Co., Inc. ...........    230,625
        400     MMI Companies .......................      9,250
      3,700     Morgan Stanley, Dean Witter, Discover    338,088
      3,800     National City Corp. .................    269,800
      6,900     NationsBank Corp. ...................    527,850
      1,800     Norwest Corp. .......................     67,275
      1,575     Old Kent Financial Corp. ............     56,651
      3,150     Old Republic International Corp. ....     92,334
        200     One Valley Bancorp, Inc. ............      7,275
        200     Penncorp Financial Group, Inc. ......      4,100
      1,500     Pioneer Group, Inc. .................     39,469
      4,600     PNC Bank Corp. ......................    247,538
      3,600     Republic New York Corp. .............    226,575
        750     RLI Corp. ...........................     30,516
      1,300     SEI Investments, Inc. ...............     80,600
      1,600     SLM Holdings Corp. ..................     78,400
        300     Southern Pacific Funding Corp.* .....      4,706
        600     SouthTrust Corp. ....................     26,100
      6,200     Soveriegn Bancorp, Inc. .............    101,331
      4,200     St. Paul Cos. Inc. ..................    176,663
        600     The PMI Group, Inc. .................     44,025
        500     TR Financial Group, Inc. ............     20,938
      6,800     Travelers Group, Inc. ...............    412,250
        800     Trustmark Corp. .....................     17,550
      1,200     United Companies Financial Corp. ....     18,750
      4,200     U.S. Bancorp ........................    180,600
      3,450     Washington Mutual, Inc. .............    149,859
                                                      ----------
                                                       7,866,642
                                                      ----------
                Health Care - 1.92%
      2,400     Amgen, Inc.* ........................    156,900
      1,000     First Health Group Corp.* ...........     28,500
      1,300     Genesis Health Ventures, Inc.* ......     32,500
      2,000     Health Care & Retirement Corp.* .....     78,875
      1,000     Humana, Inc.* .......................     31,188
        100     Immunex Corp.* ......................      6,625
      1,700     Integrated Health Services, Inc. ....     63,750
      5,600     Invacare Corp. ......................    143,500
      3,400     Johnson & Johnson Co. ...............    250,750
      1,200     Lilly (Eli) & Co. ...................     79,275
      1,600     Mylan Labs, Inc. ....................     48,100
        700     Pediatrix Medical Group, Inc.* ......     26,031
      6,100     Pfizer, Inc. ........................    662,994
        400     Rexall Sundown, Inc.* ...............     14,100
      2,100     Sun Healthcare Group, Inc.* .........     30,713
        100     Tenet Healthcare Corp.* .............      3,125
      1,100     United Healthcare Corp. .............     69,850
      1,500     Warner Lambert Co. ..................    104,063
      1,000     Wellpoint Health Networks, inc.* ....     74,000
                                                      ----------
                                                       1,904,839
                                                      ----------
                Leisure and Entertainment - 0.98%
        200     Anchor Gaming Co.* ..................     15,525
     12,100     Arctic Cat, Inc. ....................    119,488
      1,000     Ascent Entertainment Group* .........     11,125
      2,300     GTECH Holdings Corp.* ...............     77,481
      3,800     Grand Casinos, Inc.* ................     63,650
      3,200     Harrah's Entertainment, Inc.* .......     74,400
      1,400     Midway Games, Inc.* .................     21,875
      8,400     Spelling Entertainment Group ........     78,750
      4,900     Disney (Walt) Co. ...................    514,806
                                                      ----------
                                                         977,100
                                                      ----------
                Manufacturing - 0.23%
      1,600     Foamex International, Inc. ..........     27,900
      4,400     Harsco Corp. ........................    201,575
                                                      ----------
                                                         229,475
                                                      ----------
                Media - 0.13%
        300     Gannet, Inc. ........................     21,319
        200     Tribune Co. .........................     13,763
      2,500     True North Communications, Inc. .....     73,125
        800     Westwood One, Inc.* .................     20,175
                                                      ----------
                                                         128,382
                                                      ----------

                      See Notes to Financial Statements.

FORWARD FUNDS, INC.


The Global Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)



                                                                    Value
      Shares                                                       (Note 2)
     --------                                                     ----------



                Medical Products - 0.22%
        700     ATL Ultrasound, Inc.* .....................  $     31,938
      3,200     Haemonetics Corp.* ........................        51,200
        400     Life Technologies, Inc. ...................        12,550
      1,175     Organogenesis, Inc.* ......................        23,206
     11,100     Scios, Inc.* ..............................        98,515
                                                             ------------
                                                                  217,409
                                                             ------------

                Printing and Publishing - 0.53%
      5,100     Deluxe Corp. ..............................       182,644
      7,000     Dun & Bradstreet Corp.* ...................       252,875
      1,000     Time Warner, Inc. .........................        85,438
        200     Value Line, Inc. ..........................         7,650
                                                             ------------
                                                                  528,607
                                                             ------------

                Real Estate - 0.20%
      1,000     Crown American Realty Co. .................         9,688
      1,800     Fairfield Communities, Inc.* ..............        34,538
      6,100     Merry Land and Investments Co., Inc. ......       128,481
      1,500     Taubman Centers, Inc. .....................        21,375
                                                             ------------
                                                                  194,082
                                                             ------------

                Real Estate Investment Trust - 0.33%
      4,100     Capstead Mortgage Corp. ...................        34,338
        700     Cousins Properties, Inc. ..................        20,913
      1,500     CRIIMI MAE, Inc. ..........................        20,813
        500     Excel Realty Trust ........................        14,469
      7,600     Koger Equity, Inc. ........................       153,425
      1,500     LTC Properties, Inc. ......................        27,938
        800     Mack-Cali Realty Corp. ....................        27,500
        800     Prentiss Properties Trust Corp. ...........        19,450
        200     Starwood Hotels & Resorts Co. .............         9,663
                                                             ------------
                                                                  328,509
                                                             ------------

                Retail - 2.13%
        600     American Stores Co. .......................        14,513
      7,600     Burlington Coat Factory Warehouse Co.*.....       171,000
        100     Claire's Stores, Inc. .....................         2,050
        400     Finlay, Inc.* .............................         9,650
        400     Footstar, Inc.* ...........................        19,200
      2,000     Gap, Inc. (The) ...........................       123,250
        900     General Nutrition Cos., Inc.* .............        28,013
      4,700     Heilig-Meyers Co. .........................        57,869
      4,200     Hollywood Entertainment Corp.* ............        56,963
      1,500     Home Depot, Inc. ..........................       124,594
      3,600     Kroger Co.* ...............................       154,350
      1,100     Lands End, Inc.* ..........................        34,925
      1,200     Lowe's Companies. Inc. ....................        48,675
      3,200     May Deptartment Stores Co. ................       209,600
        700     Musicland Stores Corp.* ...................         9,800
      1,600     Penny (J.C.) Co., Inc. ....................       115,700
      2,100     Rite Aid Corp. ............................        78,881
        600     Ross Stores, Inc. .........................        25,800
      6,100     Sunglass Hut International* ...............        67,481
      1,600     Tandy Corp. ...............................        84,900
        600     TJX Cos., Inc. ............................        14,475
      2,300     Toys `R' Us, Inc.* ........................        54,194
     10,000     Wal-Mart Stores, Inc. .....................       607,500
                                                             ------------
                                                                2,113,383
                                                             ------------

                Technology - 6.07%
      5,000     American Business Information, Inc.*.......        80,000
      1,100     American Management Systems, Inc.* ........        32,931
        700     AMP, Inc. .................................        24,063
      1,400     Andrew Corp.* .............................        25,288
      3,900     Apple Computer, Inc.* .....................       111,881
      1,200     Autodesk, Inc. ............................        46,350
      1,300     Automatic Data Processing, Inc. ...........        94,738
      2,500     Banctec, Inc.* ............................        57,813
      1,200     Bay Networks, Inc.* .......................        38,700
      1,000     BMC Software, Inc.* .......................        51,938
     12,407     Compaq Computer Corp. .....................       352,034
     10,100     Compucom Systems, Inc.* ...................        65,650
      3,400     Computer Associates International, Inc.....       188,913
        100     Computer Task Group, Inc. .................         3,350
        300     Compuware Corp.* ..........................        15,338
      1,500     Data Transmission Network, Inc.* ..........        60,000
      5,200     Dell Computer Corp.* ......................       482,625
        300     Filenet Corp.* ............................         8,663
      1,200     Flowserve Corp. ...........................        29,250
      1,000     Gateway 2000* .............................        50,625
     14,300     General Electric Corp. ....................     1,301,300
        900     Harris Corp. ..............................        40,219
      3,600     Hewlett Packard Co. .......................       215,550
      1,900     HMT Technology Corp.* .....................        15,913
        500     Hutchinson Technology Corp.* ..............        13,625
      1,400     Informix Corp.* ...........................        11,069
      8,300     Intel Corp. ...............................       615,238
        600     Intergraph Corp.* .........................         5,138
      3,400     International Business Machines Corp.......       390,363
        100     Intuit, Inc.* .............................         6,125
      1,100     Iomega Corp.* .............................         6,463
        600     Learning Company, Inc.* ...................        17,775
        100     Lexmark Holdings Corp. Class A* ...........         6,100
      5,700     Mentor Graphics Corp.* ....................        60,206
      6,700     Microsoft Corp.* ..........................       726,113
        400     Mindspring Enterprises, Inc .* ............        41,150
        100     NCR Corp* .................................         3,250
      3,200     Oracle Systems Corp.* .....................        78,600
        900     PeopleSoft, Inc.* .........................        42,300
        300     Progress Software Corp.* ..................        12,300
      1,900     Scientific Atlanta, Inc. ..................        48,213
        300     Splash Technology Holdings, Inc.* .........         5,156
        100     Stratus Computer, Inc.* ...................         2,531
      2,200     Sun Microsystems, Inc.* ...................        95,563
        100     Tellabs, Inc.* ............................         7,163
      3,900     Texas Instruments, Inc. ...................       227,419
      1,200     Total System Services, Inc. ...............        25,200



                      See Notes to Financial Statements.

---------------------

FORWARD FUNDS, INC.
---------------------

The Global Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)



                                                                  Value
      Shares                                                     (Note 2)
    ---------                                                  ------------



                Technology (continued)
      3,400     Unisys Corp.* .............................  $      96,050
      1,000     United Technologies Corp. .................         92,500
                                                             -------------
                                                                 6,028,742
                                                             -------------

                Telecommunications - 2.74%
      9,100     AT&T Corp. ................................        519,838
      3,200     Aerial Communications, Inc.* ..............         20,000
      1,700     AirTouch Communications, Inc.* ............         99,344
      2,400     Aliant Communications, Inc. ...............         65,850
      2,900     BellSouth Corp. ...........................        194,663
      2,200     Century Communication Corp.* ..............         41,250
      2,200     Cisco Systems, Inc.* ......................        202,538
      5,300     Communications Satellite Corp. ............        150,056
        500     Frontier Corp. ............................         15,750
      2,500     General Instrument Corp. ..................         67,969
      4,800     GTE Corp. .................................        267,000
      4,200     Lucent Technologies, Inc. .................        349,388
      1,400     NTL, Inc.* ................................         74,900
      1,100     Paging Network, Inc.* .....................         15,400
      1,382     Qwest Communications International, Inc.*..         48,198
      1,600     SmarTalk TeleServices, Inc.* ..............         23,300
      5,100     Tele-Communications International, Inc.*...        102,478
      2,200     Tele Communications
                  International, Inc. Class A* ............         84,563
        700     Transaction Network Service, Inc.* ........         14,744
      3,300     U.S. West, Inc.* ..........................        155,100
        700     Valassis Communications, Inc.* ............         26,994
        100     World Access, Inc.* .......................          3,000
      3,700     WorldCom, Inc.* ...........................        179,219
                                                             -------------
                                                                 2,721,542
                                                             -------------

                Transportation - 0.35%
        800     Burlington Northern Santa Fe Co. ..........         78,550
        600     CSX Corp. .................................         27,300
        300     HVIDE Marine, Inc. Class A* ...............          4,069
      5,400     Ryder Systems, Inc. .......................        170,438
        400     U.S. Freightways Corp. ....................         13,138
      2,100     Wisconsin Central Transportation Corp.*....         45,938
        700     Yellow Corp.* .............................         12,994
                                                             -------------
                                                                   352,427
                                                             -------------

                Utilities - 2.54%
      1,400     Allegheny Energy, Inc. ....................         42,175
      2,200     Allied Waste Industries, Inc.* ............         52,800
      9,100     Ameritech Corp. ...........................        408,363
     11,200     Bell Atlantic Corp. .......................        511,000
      2,900     California Energy, Inc.* ..................         87,181
      8,900     Edison International, Inc. ................        263,106
      4,500     Florida Progress Corp. ....................        185,063
      1,700     FPL Group, Inc. ...........................        107,100
        300     Houston Industries, Inc. ..................          9,263
      4,600     NICOR, Inc. ...............................        184,575
      3,800     Public Service Co. ........................         82,650
      6,600     Public Service Entreprise Group, Inc.......        227,235
      5,100     Puget Sound Energy, Inc. ..................        136,744
      4,900     Rochester Gas & Electric Co. ..............        156,494
      1,600     Southern Co. ..............................         44,300
        300     Southern New England
                  Telecommunications, Inc. ................         19,650
        100     United Illuminating Co. ...................          5,063
                                                             -------------
                                                                 2,522,762
                                                             -------------
                Total U.S. Common Stocks ..................     42,037,797
                Cost ($41,669,811)                           -------------

FOREIGN COMMON STOCKS - 23.09%

                Argentina - 0.74%
     31,600     Perez Companc SA ..........................        158,655
      8,710     Telefonos de Argentina, ADR ...............        282,531
      9,825     YPF Sociedad Anonima, ADR .................        295,364
                                                             -------------
                                                                   736,550
                                                             -------------

                Austria - 0.42%
      3,310     VA Technologie AG .........................        412,201
                                                             -------------

                Australia - 0.92%
     30,150     Broken Hill Proprietary Co. ...............        255,468
    168,000     HIH Winterthur International
                  Holdings, Ltd. ..........................        297,215
     77,425     Pacific Dunlop, Ltd. ......................        125,441
     98,810     Pioneer International, Ltd., ADR ..........        235,572
                                                             -------------
                                                                   913,696
                                                             -------------

                Belgium - 0.61%
      1,270     Electrabel SA .............................        360,272
      3,960     Union Miniere SA ..........................        244,905
                                                             -------------
                                                                   605,177
                                                             -------------

                Brazil - 1.08%
     26,715     Banco Bradesco, ADR .......................        224,045
     15,075     Centrais Eletricas Brasileiras SA, ADR.....        226,125
      1,508     Centrais Geradoras do
                  Sul do Brasil SA, ADR ...................         10,741
     11,500     Companhia Vale do Rio Doce, ADR ...........        234,370
      3,425     Telecomunicacoes Brasileiras SA, ADR.......        373,967
                                                             -------------
                                                                 1,069,248
                                                             -------------

                Canada - 1.65%
     25,505     Agrium, Inc. ..............................        322,001
     38,925     Methanex Corp.*............................        339,904
     15,040     Newbridge Networks Corp. ..................        360,020
     22,920     Oshawa Group, Ltd., Class A ...............        412,748
     13,800     Renaissance Energy, Ltd.*..................        206,782
                                                             -------------
                                                                 1,641,455
                                                             -------------

                Chile - 0.09%
      5,400     Gener SA, ADR .............................         98,550
                                                             -------------


                      See Notes to Financial Statements.

                                The Global Fund
                     PORTFOLIO OF INVESTMENTS (Continued)
                           June 30, 1998 (Unaudited)


                                                         Value
      Shares                                            (Note 2)
      ------                                            --------


                Denmark - 0.47%
      5,155     Unidanmark A/S, Class A .............  $ 463,759
                                                       ---------

                Egypt - 0.28%
     14,664     Commercial International Bank, GDR ..    158,371
      6,520     Suez Cement Co., GDR (B) ............    118,990
                                                       ---------
                                                         277,361
                                                       ---------

                France - 1.48%
      6,040     Eramet SLN ..........................    239,374
      2,730     Compagnie Financiere de Paribas .....    292,160
      5,180     Rhone-Poulenc SA ....................    292,171
      5,790     Scor ................................    367,280
      2,930     Sylea SA ............................    270,915
                                                       ---------
                                                       1,461,900
                                                       ---------

                Finland - 1.30%
     29,900     Enso Oyj, R Shares ..................    321,913
     26,470     Kemira Oyj ..........................    274,841
     58,690     Merita Plc, A Shares ................    387,693
     15,255     Rauma Oyj (The Rauma Group) .........    313,170
                                                       ---------
                                                       1,297,617
                                                       ---------

                Germany - 0.71%
      3,680     Deutshe Bank AG .....................    311,446
      1,090     Muenchener Rueckversicherungs-
                  Gesellschaft AG* ..................    389,307
                                                       ---------
                                                         700,753
                                                       ---------

                Hong Kong - 1.42%
     30,000     Cheung Kong Holdings, Ltd. ..........    147,522
    123,500     Honkong Electric Holdings ...........    382,550
    204,400     Hong Kong Telecom ...................    383,844
    334,000     National Mutual Asia, Ltd. ..........    213,384
    105,000     Smartone Telecommunications .........    256,131
     44,000     Swire Pacific, Ltd., Class B ........     26,407
                                                       ---------
                                                       1,409,838
                                                       ---------

                Israel - 0.53%
      7,860     Tadiran, Ltd., ADR ..................    260,363
      7,650     Teva Pharmaceutical Industries, ADR .    269,184
                                                       ---------
                                                         529,547
                                                       ---------

                Japan - 0.25%
     10,000     Kurita Water Industries, Ltd. .......    118,609
     38,000     Mitsubishi Paper Mills ..............     74,203
      8,000     Yamato Kogyo, Ltd. ..................     59,015
                                                       ---------
                                                         251,827
                                                       ---------

                Mexico - 0.81%
     60,000     Alfa SA de C.V. .....................    243,392
     40,345     Desc SA de C.V., Series B ...........    204,296
      7,400     Telefonos de Mexico SA, ADR .........    355,663
                                                       ---------
                                                         803,351
                                                       ---------

                                                        Value
    Shares                                             (Note 2)
    ------                                             --------



                Netherlands - 1.20%
      4,800     ING Groep N.V. ......................  $ 314,545
      7,160     Philips Electronics N.V. ............    602,347
     18,530     Otra N.V. ...........................    279,867
                                                       ---------
                                                       1,196,759
                                                       ---------

                New Zealand - 0.24%
     98,840     Fletcher Challenge Energy ...........   236,584
                                                       ---------

                Norway - 0.83%
     18,840     Elkem ASA ...........................    226,173
     50,875     Fokus Bank ASA* .....................    394,997
     50,875     Fokus Bank ASA Rights ...............        730
      6,500     Kvaerner, PLC, B Shares .............    201,018
                                                       ---------
                                                         822,918
                                                       ---------

                Peru - 0.19%
     12,750     Credicorp, Ltd. .....................    187,266
                                                       ---------

                South Africa - 0.29%
     90,880     Illovo Sugar, Ltd. ..................    113,408
     59,400     Ingwe Coal Corp., Ltd. ..............    170,287
                                                       ---------
                                                         283,695
                                                       ---------

                Spain - 0.36%
      6,450     Repsol SA ...........................    354,571
                                                       ---------

                Sweden - 1.08%
     12,500     Autoliv, Inc., Swedish Depository        399,687
                Receipt
     10,890     Mo och Domsjo AB, B Shares ..........    311,338
      2,500     Saab AB, B Shares* ..................     26,332
      9,800     Volvo AB, A Shares ..................    285,091
      1,700     Volvo AB, B Shares ..................     50,627
                                                       ---------
                                                       1,073,075
                                                       ---------

                Switzerland - 1.26%
      1,395     Danzas Holding AG ...................    375,857
        250     SGS Societe Generale de
                  Surveillance Holding SA ...........    424,454
        715     Zuerich Versicherungs-Gesellschaft ..    457,056
                                                       ---------
                                                       1,257,367
                                                       ---------

                Thailand - 0.07%
     58,500     Bangkok Bank Public Company, Ltd. ...     72,085
                                                       ---------

                United Kingdom - 4.92%
      8,755     Ace, Ltd. ...........................    341,445
     20,800     British Steel, Plc* .................     45,756
     86,507     BTR, Plc ............................    246,993
    106,470     BTR, Plc, Class B* ..................     61,332
     86,250     Caradon, Plc ........................    267,862
     78,950     Danka Business Systems, Plc .........    249,145
     41,666     General Electric Company, Plc .......    359,328
    130,000     Hillsdown Holdings, Plc .............    351,639



                      See Notes to Financial Statements.

-------------------
FORWARD FUNDS, INC.
-------------------

               The Global Fund
               PORTFOLIO OF INVESTMENTS (Continued)
               June 30, 1998 (Unaudited)



                                                                 Value
      Shares                                                   (Note 2)
      ------                                                   --------

                United Kingdom  (continued)
     31,900     Hogg Robinson, Plc .......................    $  144,610
     76,500     Inchcape, Plc ............................       243,968
     77,500     Laird Group, Plc* ........................       361,031
     34,350     Mckechnie, Plc ...........................       250,064
    143,100     Pilkington, Plc* .........................       265,217
    194,000     Salvesen (Christian), Plc ................       369,271
     52,000     Safeway, Plc .............................       340,786
     76,745     Storehouse, Plc ..........................       321,634
     44,490     Tate & Lyle, Plc .........................       353,596
     84,775     The Weir Group, Plc ......................       309,284
                                                             -----------
                                                               4,882,961
                                                             -----------

                Venezuela - 0.21%
      8,333     Compania Anonima Nacional Telefonos
                de Venezuela, ADR ........................       208,325
                                                             -----------
                Total Foreign Common Stocks...............    23,248,436
                Cost ($25,302,220)                           -----------

Par Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.30%

                U.S. Treasury Bonds - 6.52%
$ 6,138,000     6.00%, 02/15/26 ..........................     6,386,401
     80,000     6.75%, 08/15/26 ..........................        91,613
                                                             -----------
                                                               6,478,014
                                                             -----------

                U.S. Treasury Notes - 3.61%
  2,942,282     3.63%, 07/15/02 ..........................     2,902,642
    300,000     7.00%, 07/15/06 ..........................       327,797
    350,000     5.63%, 05/15/08 ..........................       354,867
                                                             -----------
                                                               3,585,306
                                                             -----------

                Student Loan Marketing Association - 1.89% (C)
    472,545     5.98%, 01/25/03 ..........................       473,209
  1,400,000     5.87%, 04/25/07 ..........................     1,400,483
                                                             -----------
                                                               1,873,692
                                                             -----------

                U.S. Treasury Bill - 1.27% (A)
  1,272,000     0.00%, 07/23/98 ..........................     1,268,164
                                                             -----------


                Federal National Mortgage Association - 1.01%
  1,000,000     6.50%, 07/25/28...........................       999,487
                                                             -----------
                Total U.S. Government
                and Agency Obligations...................     14,204,663
                Cost ($12,782,954)                           -----------



FOREIGN BONDS - 13.84%

                Australia - 0.69%
$   788,000     Australian Government Bond, Series 808
                8.75%, 08/15/08 ..........................     $ 607,330
    109,000     Australian Government Bond, Series 909
                7.50%, 09/15/09 ..........................        78,275
                                                             -----------
                                                                 685,605
                                                             -----------
                Germany - 1.12%
  1,928,000     Deutschland Republic Bond, Series 98
                5.63%, 01/04/28 ..........................     1,110,330
                                                             -----------

                Greece - 2.99%
  1,250,000     CSFP Credit Linked, Greece ...............     1,249,375
                6.20%, 11/19/04
494,300,000     Hellenic Republic, Government Bond
                8.80%, 06/19/07 ..........................     1,724,736
                                                             -----------
                                                               2,974,111
                                                             -----------

                Poland - 0.28% (D)
    200,000     Government of Poland Global Step-Up ......       133,000
                3.00%, 10/27/24
    200,000     Government of Poland Step-Up Brady Bond
                3.75%, 10/27/24 ..........................       145,500
                                                             -----------
                                                                 278,500
                                                             -----------

                United Kingdom - 8.76%
    280,000     Middleweb PLC, 144A Senior Note
                10.50%, 05/30/08 .........................       467,516
  2,400,000     U.K. Treasury
                7.00%, 06/07/02 ..........................     4,074,278
  2,267,000     U.K. Treasury
                7.25%, 12/07/07 ..........................     4,160,182
                                                             -----------
                                                               8,701,976
                                                             -----------
                Total Foreign Bonds.......................    13,750,522
                Cost ($14,926,931)                           -----------


CORPORATE BONDS - 1.11% (B) (C)

    600,000     Fuji Jgb Inv. LLC, Series A
                9.87%, 12/31/49 ..........................       527,722
    300,000     SB Treasury Co., LLC
                9.40%, 12/29/49 .........................       295,407
    300,000     Tokai Bank Capital Co.
                9.98%, 12/29/49 ..........................       277,886
                                                             -----------
                Total Corporate Bonds ....................     1,101,015
                (Cost $1,149,688)                            -----------




                       See Notes to Financial Statements

---------------------
FORWARD FUNDS, INC
---------------------

The Global Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1998 (Unaudited)


                                                                     Value
   Par Value                                                       (Note 2)
   ---------                                                       --------

TIME DEPOSIT - 1.43%

$ 1,422,000     NationsBank Time Deposit
                5.88%, 07/01/98 .............................   $ 1,422,000
                                                                -----------
                Total U.S. Time Deposit .....................     1,422,000
                (Cost $1,422,000)                               -----------


COMMERCIAL PAPER (A) - 16.01%

  1,100,000     American Express Credit Corp.
                5.64%,07/29/98 ..............................     1,095,294
    200,000     AmeriTech Corp.
                5.52%, 07/13/98 .............................       199,632
    500,000     BellSouth Telecommunications
                5.49%, 09/10/98 .............................       494,418
  1,500,000     Caisse D'Amortissement
                5.50%, 08/27/98 .............................     1,486,938
  1,500,000     Coca-Cola Co.
                5.59%, 07/23/98 .............................     1,494,958
    700,000     Coca-Cola Co.
                5.48%, 09/18/98 .............................       691,332
    400,000     Ford Motor Credit Corp.
                5.52%, 07/03/98 .............................       399,877
    700,000     Ford Motor Credit Corp.
                5.75%, 07/10/98 .............................       698,978
    500,000     General Electric Capital Corp.
                5.59%, 07/22/98 .............................       498,370
    800,000     General Electric Capital Corp.
                5.57%, 07/29/98 .............................       796,534
  1,500,000     IBM Credit Corp.
                5.50%, 07/29/98 .............................     1,493,583
  1,500,000     KFW International Finance Corp.
                5.55%, 07/15/98 .............................     1,496,792
  1,300,000     National Rural Utilities
                5.51%, 09/08/98 .............................     1,285,881
  1,500,000     New Center Asset Trust Corp.
                5.55%, 08/20/98 .............................     1,488,437
  1,500,000     Ontario Hydro
                5.50%, 09/08/98 .............................     1,483,708
    800,000     Procter & Gamble Co.
                5.61%, 07/15/98 .............................       798,288
                                                               ------------
                Total Commercial Paper ......................    15,903,020
                (Cost $15,904,335)                             ------------


Total Investments - 112.44% .................................   111,667,453
(Cost $113,157,939)                                            ------------


Net Other Assets and Liabilities - (12.44)% .................   (12,356,711)
                                                               ------------
Net Assets - 100.00% ........................................  $ 99,310,742
                                                               ============


----------------------------------------------

*    Non-income producing security.
(A)  Effective yield at time of purchase.
(B) Security exempt from registration under 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registration, to qualified institutional buyers. On June 30, 1998 these securities amounted to $1,687,521 or 1.70% of net assets.
(C)  Variable rate security. Rate shown reflects rate currently in effect.
(D) Interest rate steps up periodically to maturity. The interest rate shown reflects the rate currently in effect.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt



                       See Notes to Financial Statements.

-------------------
FORWARD FUNDS, INC.
-------------------

The Global Fund
PORTFOLIO OF INVESTMENTS (continued)
June 30, 1998 (unaudited)




LONG FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING:


                             Contracts to Receive                 Unrealized
               -----------------------------------------------   Appreciation/
Expiration                            Value in     In Exchange  (Depreciation)
   Date         Local Currency         U.S. $      for U.S. $    of Contracts
----------   --------------------    ---------     -----------  --------------

 07/16/98    CAD          506,000      344,429        343,977            (451)
 08/18/98    CAD        2,762,000    1,922,068      1,878,894         (43,174)
 08/25/98    CHF        2,211,000    1,498,593      1,468,402         (30,191)
 07/23/98    DEM          810,000      452,818        449,868          (2,950)
 08/25/98    DEM        1,642,000      915,640        913,787          (1,853)
 09/17/98    DEM          972,000      542,536        541,646            (890)
 07/16/98    GBP           10,000       16,266         16,683             417
 09/17/98    GBP           32,000       53,171         53,192              21
 08/18/98    JPY      120,878,000      880,600        880,689              89
 07/27/98    NOR        2,865,000      376,252        374,116          (2,136)
 08/25/98    NOR       15,671,000    2,108,524      2,047,653         (60,871)
                                                                --------------
                                                                    $(141,989)
                                                                --------------


SHORT FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING:

                         Contracts to Deliver                     Unrealized
             --------------------------------------------------  Appreciation/
Expiration                            Value in     In Exchange  (Depreciation)
   Date         Local Currency         U.S. $      for U.S. $    of Contracts
----------   ---------------------  -----------    ------------ --------------

 07/16/98    CAD       (1,803,000)  (1,233,248)     (1,225,674)         7,574
 07/17/98    CAD         (722,000)    (491,250)       (490,826)           424
 07/21/98    CAD         (746,000)    (508,303)       (507,193)         1,110
 08/25/98    CHF       (2,197,000)  (1,497,614)     (1,459,104)        38,510
 07/02/98    DEM         (216,000)    (119,863)       (119,794)            69
 08/25/98    DEM       (2,662,000)  (1,492,863)     (1,481,426)        11,437
 09/17/98    DEM       (1,500,000)    (847,841)       (835,873)        11,968
 08/25/98    FRF          (76,000)     (12,649)        (12,614)            35
 09/17/98    GBP         (280,000)    (462,476)       (465,429)        (2,953)
 07/21/98    JPY      (53,116,000)    (387,489)       (385,360)         2,129
 07/23/98    JPY      (62,000,000)    (454,169)       (449,963)         4,206
 08/18/98    JPY     (119,500,000)    (906,677)       (870,649)        36,028
 09/16/98    JPY     (242,775,000)  (1,758,124)     (1,776,231)       (18,107)
 09/30/98    JPY     (60,780,0000)    (432,866)       (445,599)       (12,733)
 08/25/98    NOR       (6,931,000)    (914,081)       (905,640)         8,441
 09/17/98    NOR       (4,102,000)    (541,547)       (536,220)         5,327
                                                                 -------------
                                                                     $ 93,465
                                                                 -------------

        Net Unrealized Appreciation of Forward
          Foreign Currency Contracts ..........................     $ (48,524)
                                                                 =============



--------------------------------------
CAD      Canadian Dollars
CHF      Swiss Francs
DEM      German Deutchemarks
FRF      French Francs
GBP      British Pounds
JPY      Japanese Yen
NOR      Norwegian Kroner



                       See Notes to Financial Statements.
                                       9

-----------------------

FORWARD FUNDS, INC
-----------------------

The Global Fund/(1)/
STATEMENT OF ASSETS AND LIABILITIES
For the period ended June 30, 1998 (Unaudited)

ASSETS:
   Investments
     Investments at cost (Note 2)............................................................        $  113,157,939
     Repurchase agreement....................................................................                    --
     Net unrealized appreciation on investments..............................................            (1,490,486)
                                                                                                     --------------
       Total Investments at value............................................................           111,667,453
   Foreign currency (Cost $42,608)...........................................................                52,513
   Receivable for investments sold...........................................................            17,195,851
   Interest and dividend receivable..........................................................               609,926
   Deferred organizational expense (Note 2)..................................................                58,332
   Dividend tax reclaim receivable...........................................................                21,539
   Prepaid insurance.........................................................................                25,142
                                                                                                     --------------
     Total Assets............................................................................           129,630,756
                                                                                                     --------------

 LIABILITIES:
   Payable for investments purchased.........................................................            29,914,491
   Payable for foreign currency purchased....................................................               105,441
   Net unrealized depreciation on forward currency contracts.................................                48,524
   Barclay's Global Fund Advisors payable (Note 3)...........................................                39,217
   Templeton Investment Counsel payable (Note 3).............................................                46,838
   PIMCO payable (Note 3)....................................................................                27,016
   Payable to Administrator (Note 3).........................................................                16,296
   Trustees' fees and expenses payable (Note 3)..............................................                 2,667
   Accrued expenses and other payables.......................................................               119,524
                                                                                                     --------------
     Total Liabilities.......................................................................            30,320,014
                                                                                                     --------------
 NET ASSETS..................................................................................        $   99,310,742
                                                                                                     ==============

NET ASSETS consist of:
   Paid-in capital...........................................................................           100,130,500
   Undistributed net investment income.......................................................               727,256
   Accumulated net realized (loss) on investments sold.......................................               141,050
   Net unrealized depreciation of investments and assets and liabilities in foreign currency.            (1,688,064)
                                                                                                     --------------
TOTAL NET ASSETS.............................................................................        $   99,310,742
                                                                                                     ==============

Shares of beneficial interest outstanding....................................................            10,013,003

 NET ASSET VALUE,
   offering and redemption price per share
   (Net Assets / Shares Outstanding).........................................................        $         9.92
                                                                                                     ==============



                       See Notes to Financial Statements.

---------------------

FORWARD FUNDS, INC
---------------------

The Global Fund/(1)/
STATEMENT OF OPERATIONS
For the period ended June 30, 1998 (Unaudited)

 INVESTMENT INCOME:
   Interest (Note 2).........................................................................        $      595,830
   Dividends (Note 2)........................................................................               478,207
   Less net foreign taxes witheld............................................................               (31,840)
                                                                                                     --------------
     Total investment income.................................................................             1,042,197
                                                                                                     --------------

 EXPENSES:
   Business manager fee......................................................................                74,978
   Barclay's Global Fund Advisors fees (Note 3)..............................................                39,217
   Templeton Investment Counsel fees (Note 3)................................................                46,838
   PIMCO fees (Note 3).......................................................................                27,016
   Administration fee (Note 3)...............................................................                49,986
   Custodian fee ............................................................................                44,987
   Fund accounting fee (Note 3)..............................................................                18,701
   Legal fee (Note 3)........................................................................                38,333
   Transfer agent fee (Note 3)...............................................................                21,767
   Trustees' fees and expenses (Note 3)......................................................                 7,686
   Amortization of organization costs (Note 2)...............................................                 3,061
   Registration/Filing fees..................................................................                17,336
   Miscellaneous.............................................................................                    13
                                                                                                     --------------
     Total expenses before waiver............................................................               389,919
     Less business manager fee waiver........................................................               (74,978)
                                                                                                     --------------
     Total expenses net of waiver............................................................               314,941
                                                                                                     --------------
 NET INVESTMENT INCOME.......................................................................               727,256
                                                                                                     --------------

 Net realized gain on investment.............................................................               253,166
 Net realized loss on foreign currency transactions..........................................              (112,116)
 Net change in unrealized depreciation of assets and liabilities in foreign currencies.......              (197,578)
 Net change in unrealized  depreciation of investments.......................................            (1,490,486)
                                                                                                     --------------
 NET LOSS ON INVESTMENTS.....................................................................            (1,547,014)
                                                                                                     --------------

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................        $     (819,758)
                                                                                                     ==============

----------------------------------------------------

 (1) The Fund commmenced operations on April 1, 1998.


                       See Notes to Financial Statements.

----------------------

FORWARD FUNDS, INC.
----------------------


The Global Fund(1)
Statement of Changes in Net Assets
For the period ended June 30, 1998 (Unaudited)



                                                                              Period ended
                                                                              June 30, 1998
                                                                               (Unaudited)
                                                                           ------------------

NET ASSETS at beginning of period......................................    $      100,000,000 (A)
                                                                           ------------------
Increase in Net Assets resulting from operations:
   Net investment income...............................................               727,256
   Net realized gain on investments sold...............................               141,050
   Net change in unrealized depreciation of investments
      and assets and liabilities in foreign curreny....................            (1,688,064)
                                                                           ------------------
   Net decrease in net assets resulting from operations................              (819,758)
                                                                           ------------------
 Dividends to shareholders from:

   Net investment income...............................................                    --
                                                                           ------------------

 Share Transactions:

   Net proceeds from sales of shares...................................               130,500
   Issued to shareholders in reinvestment of dividends.................                    --
   Cost of shares repurchased..........................................                    --
                                                                           ------------------
     Net increase from share transactions..............................               130,500
                                                                           ------------------
       Net (decrease) in net assets....................................              (689,258)
                                                                           ------------------

NET ASSETS at end of period (including line B).........................    $       99,310,742
                                                                           ==================
(B) Undistributed net investment income................................    $          727,256
                                                                           ==================

OTHER INFORMATION:
Share Transactions:
   Sold  ..............................................................                13,003
   Issued to shareholders in reinvestment of dividends.................                    --
   Repurchased.........................................................                    --
                                                                           ------------------
     Net increase in shares outstanding................................                13,003
                                                                           ==================


----------------------------------------------------

(1) The Fund commmenced operations on April 1, 1998.
(A) Amount represents initial seed money.


                       See Notes to Financial Statements.

----------------------

FORWARD FUNDS, INC.
----------------------


The Global Fund(1)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period



                                                        Period ended
                                                        June 30, 1998
                                                         (Unaudited)
                                                       --------------




 Net Asset Value, Beginning of Period ...................    $    10.00
                                                             ----------
Income from Investment Operations:
   Net investment income (A) ............................          0.07
   Net realized and unrealized gain (loss) on investments         (0.15)
                                                             ----------
     Total from Investment Operations: ..................         (0.08)
                                                             ----------
 Less Dividends:
   Dividends from net investment income .................            --
   Dividends from net realized capital gains ............            --
                                                             ----------
     Total Dividends: ...................................            --
                                                             ----------
 Net increase (decrease) in net asset value .............         (0.08)
                                                             ----------
 Net Asset Value, End of Period .........................    $     9.92
                                                             ==========

 Total Return ...........................................         (0.80)%**

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's) ......................    $   99,311
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ...............................          2.91%*
   Operating expenses including reimbursement/waiver ....          1.26%*
   Operating expenses excluding reimbursement/waiver ....          1.56%*
Portfolio turnover rate .................................            95%

----------------------------------------------------------
 *   Annualized.
 **  Not Annualized.
 (1) The Fund commmenced operations on April 1, 1998.
 (A) Net investment income per share before waiver of fees by the business manager was $0.07 for the period ended June 30, 1998.


                       See Notes to Financial Statements.

----------------------

FORWARD FUNDS, INC.
----------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1.  Organization

  Forward Funds, Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Company offers one managed investment portfolio. The accompanying financial statements and financial highlight are those of The Global Fund (the "Fund").

2.  Significant Accounting Policies

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of its financial statements.

  Portfolio Valuation: Portfolio securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, or at the last sale price on the national securities market. Securities traded on over-the-counter markets are valued at the average of the last bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceeding closing values of such securities on their respective exchanges. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are appraised at their fair value as determined in good faith by or under the direction of the Board of Directors. The Fund generally values its holdings through the use of independent pricing agents, except for securities which are valued under the direction of the Board of Directors or which are valued by the Advisers (see footnote #3) using methodologies approved by the Board of Directors.

  Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts whereby the Fund agrees to buy or sell a specific currency at a specified price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency exchange contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same settlement date and broker are offset and presented on a net basis in the "Statement of Assets and Liabilities" herein. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date.

  Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

  Dividends to Shareholders: Dividends from net investment income for the Fund are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  Federal Income Taxes: The Fund intends to qualify each year as a "regulated investment company" under


                       See Notes to Financial Statements.

----------------------

FORWARD FUNDS, INC.
----------------------


NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)



Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

  Organization Costs: The Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs have been fully amortized using the straight-line method over a period of five years beginning with the commencement of the Fund's operations.

3.  Investment Advisory, Business Management, Administration and Other Fees

  The Fund has three Investment Advisers. Barclays Global Fund Advisors ("Barclays"), a registered investment adviser under the 1940 Act, and a wholly owned indirect subsidiary of Barclays Bank PLC, serves as investment adviser for the Fund's investments in U.S. equity instruments. Templeton Investment Counsel, Inc. ("Templeton"), an indirect wholly owned subsidiary of Franklin Resources, Inc., acts as investment adviser for the Fund's non-U.S. equity investments. Pacific Investment Management Company ("PIMCO"), a subsidiary partnership of PIMCO Advisers L.P., serves as investment adviser for the Fund's investments in fixed income and other debt securities.

  The Company pays the Investment Advisers a fee which is computed and accrued daily and paid monthly. This fee is computed as a percentage of the Fund's average daily net assets for which the respective Adviser has investment management responsibility. The Fund pays Barclays at a rate of 0.375% on the first $100 million under management, 0.30% on the next $400 million under management, and 0.25% on the amounts over $500 million. The Fund pays Templeton at a rate of 0.70% on amounts up to $25 million, 0.55% on the next $25 million, 0.50% on the next $50 million, 0.40% on the next $150 million, 0.35% on the next $250 million, and 0.30% on amounts over $500 million. The Fund pays PIMCO at a rate of 0.35% on amounts up to $200 million and 0.30% on amounts over $200 million.

  Pursuant to an agreement with the Company, Sutton Place Management Co., Inc. (the "Business Manager") provides the facilities and services required to carry out the Fund's general administrative and corporate affairs. The Agreement provides that the Fund will pay the Business Manager a fee of 0.30% of the Fund's average daily net assets. The fee is computed daily and paid monthly.

  First Data Investor Services Group, Inc., ("Investor Services Group") a wholly-owned subsidiary of First Data Corporation, serves as the Fund's administrator. Under the agreement, Investor Services Group receives a fee computed daily and paid monthly and is computed as a percentage of the Fund's average daily net assets at the annual rate of 0.20% of the first $500 million, 0.17% on amounts between $500 million and $1 billion, and 0.125% for amounts over $1 billion. In addition, Investor Services Group provides certain fund accounting, transfer agency and dividend disbursing services pursuant to certain fee arrangements.

  First Data Distributors, Inc. (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund in the distribution of its shares.

  Overall responsibility for management of the Fund rests with the Directors of the Company, who are elected by the shareholders of the Company. There are currently three directors, two of whom are not "interested directors" of the Company within the meaning of the term under the 1940 Act. Each uninterested director receives an annual retainer fee of $6,000 for their services.

4.  Waiver of Fees

  The Business Manager has agreed to waive a portion of its fees for certain expenses. The Business Manager, at its discretion, may revise or discontinue the voluntary waiver at any time. For the period ended June 30, 1998, the waived fees with respect to the Fund were $74,978.



                       See Notes to Financial Statements.

----------------------

FORWARD FUNDS, INC.
----------------------


NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)


5.  Shares of Beneficial Interest

  The Company's Articles of Incorporation authorize the Directors to issue an unlimited number of shares of beneficial interest. The shares of the Fund are currently offered as a single class. Each share represents an equal proportionate interest in the Fund with other shares of the Fund, and each is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Directors.

6.  Purchases and Sales of Securities

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended June 30, 1998 included $70,308,298 and $3,296,486 of non-governmental issuers, respectively, and $86,226,792 and $58,932,325 of U.S. Government Agency issuers, respectively.

  At June 30, 1998, the aggregate cost of investment securities for tax purposes was $111,751,977 net unrealized appreciation (depreciation) aggregated $(1,490,486), of which $3,422,505 related to appreciated investment securities and $(4,912,991) related to depreciated investment securities.

7. Foreign Securities

  The Fund may purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.


                       See Notes to Financial Statements.